Equity Incentive Plan (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Equity Incentive Plan (Textual)
Trade and other payables of equity	$ 12,400	$ 17,800
Equity Incentive Plan, liability	2,500	3,600
Debt equity	14,600	20,900
Incentive Plan [Member]
Equity Incentive Plan (Textual)
Accrued amount of equity	$ 61,100	90,600	$ 182,700
Total cost of equity		$ 400	$ 17,200